Transition to expected credit loss requirements (Narrative) (Detail)	12 Months Ended
Dec. 31, 2018
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Explanation Of Initial Application Of Impairment Requirements For Financial Instruments Explanatory

5) Transition to IFRS 9 as of 1 January 2018

Transition to classification and measurement requirements

As set out in the amended accounting policies in Note 1a, IFRS 9 requires all financial assets, except equity instruments and derivatives, to be classified at amortized cost, at fair value through other comprehensive income or at fair value through profit or loss (FVTPL), based on the business model for managing the respective assets and their contractual cash flow characteristics.

Changes resulting from the application of IFRS 9 classification and measurement requirements as of 1 January 2018 have been applied as follows:

  Determination of the business model was made based on facts and circumstances as of the 1 January 2018 transition date;
  De-designations and new designations of financial instruments at FVTPL, pursuant to transition requirements of IFRS 9, have been carried out as of 1 January 2018. These reassessments resulted in:

i. the de-designation of certain financial assets designated at FVTPL, as they are managed on a fair value basis, and therefore mandatorily measured at fair value, or are no longer managed on a fair value basis but held to collect the contractual cash flows and therefore measured at amortized cost; and

ii. the new designations of financial liabilities at FVTPL (e.g., brokerage payables) in order to achieve measurement consistency with associated financial assets that are mandatorily measured at FVTPL (e.g., brokerage receivables).

For UBS, the most significant IFRS 9 classification and measurement changes on transition to IFRS 9 were as follows:

  financial assets that no longer qualify for amortized cost accounting under IFRS 9 have been classified at FVTPL because their cash flow characteristics do not satisfy the solely payments of principal and interest criterion (e.g., auction rate securities and certain brokerage receivables);
  lending arrangements that no longer qualify for amortized cost accounting under IFRS 9 are classified at FVTPL because the business model within which they are managed does not have an objective to hold financial assets in order to collect the contractual cash flows or to collect contractual cash flows and sell (e.g., certain Investment Bank lending arrangements);
  equity instruments classified as available for sale under IAS 39 are classified at FVTPL under IFRS 9; and
  financial liabilities are newly designated under IFRS 9 at FVTPL, from amortized cost accounting, to align with conclusions reached for associated financial assets that will be measured at FVTPL (e.g., brokerage payables).

Effect on UBS Group income statement presentation

Upon adoption of IFRS 9, the reclassification of auction rate securities, certain loans in the Investment Bank, certain repurchase agreements and brokerage balances from amortized cost to FVTPL has resulted in the interest income from these instruments moving from Interest income (expense) from financial instruments measured at amortized cost to Interest income (expense) from financial instruments measured at fair value through profit or loss. These changes have been applied prospectively from 1 January 2018.

Effect on UBS Group statement of cash flows

Following the adoption of IFRS 9, changes have been made to the statement of cash flows to reflect the changes arising from financial instruments that have been reclassified on the balance sheet. In particular, cash flows from certain financial assets previously measured as available-for-sale assets at fair value through other comprehensive income have been reclassified from investing activities to operating activities as the assets are measured at fair value through profit or loss effective 1 January 2018.

Transition to expected credit loss requirements

As set out in the Group’s amended accounting policies in Note 1a), IFRS 9 introduced a forward-looking ECL approach, which is intended to result in an earlier recognition of credit losses compared with the incurred-loss impairment approach for financial instruments under IAS 39 and the loss-provisioning approach for financial guarantees and loan commitments under IAS 37, Provisions, Contingent Liabilities and Contingent Assets.

The majority of ECL calculated as of the transition date relate to the private and commercial mortgage portfolio and corporate lending in Switzerland within Personal & Corporate Banking.

Models at transition

For the purpose of implementing ECL under IFRS 9, UBS has leveraged existing Pillar 1 internal ratings-based (IRB) models that are also used in determining expected loss and risk-weighted assets under the Basel III framework and Pillar 2 stress loss models.

Existing models have been adapted and 29 new models have been developed for the ECL calculation that consider the complexity, structure and risk profile of relevant portfolios and take account of the fact that the probabilities of default (PD) and the loss given default (LGD) used in the ECL calculation are point-in-time-based as opposed to the corresponding Basel III TTC parameters. Management adjustments have also been made. UBS has leveraged its existing model risk framework, including the key model validation control executed by Model Risk Management & Control. New and revised models have been approved by UBS’s Group Model Governance Board.

The assignment of internal counterparty rating grades and the determination of default probabilities for the purposes of Basel III remain unchanged.

  Refer to “Credit risk models” in the “Risk management and control” section of this report for more information

Scenarios and scenario weights at transition

As outlined in Note 1a), UBS uses four different economic scenarios in the ECL calculation: an upside, a baseline, a mild downside and a severe downside scenario. ECL calculated on transition have been determined for each of the scenarios and subsequently weighted based on the probabilities in the table “Economic scenarios and weights applied.”

UBS has established IFRS 9 ECL Scenario and Operating Committees to propose and approve the selection of the scenarios and weights to be applied and to monitor whether appropriate governance exists.

Macroeconomic and other factors at transition

Assumptions around the most important forward-looking economic factors for Switzerland, the US and other regions as applied in each of the economic scenarios to determine ECL at the date of transition can be summarized as follows.

For the baseline scenario, which is modeled along our business plan assumptions of a continuation of overall important global growth, Swiss GDP growth remains between 1% and 2% annually over the three years of the scenario. Moderate growth results in a very mild increase of unemployment, which stabilizes at around 3.5%. Asset price growth is also moderate, with the Swiss equity price index rising by approximately 8% annually, while house prices grow by less than 1% annually. Policy rates, short-term interest rates and government bond yields increase very gradually over the three years of the scenario by approximately 50 basis points. GDP growth in the US remains relatively stable, and faster than in Switzerland. Monetary policy tightens at a similar pace to Switzerland and, combined with a modest decline in the unemployment rate, helps to keep inflation in check. US equity prices slightly underperform their Swiss counterparts, while house prices outperform relatively stagnant Swiss house price growth. In the rest of the world, growth remains buoyant, with moderating growth in both Europe and China contrasting with accelerating growth in other emerging markets.

In the upside scenario, which assumes GDP growth rising above trend in most countries with only a moderate rise in inflation and ongoing accommodative monetary policies, GDP growth in Switzerland peaks at around 5% annually. Strong growth leads to a decline in unemployment to very low levels (below 1%) by 2020. Asset prices grow at a robust pace, with equity prices increasing approximately 10% annually and house prices (single-family homes) rising approximately 4% annually. Policy and short-term interest rates remain low over the entire scenario, while government bond yields experience a sustained increase. In the US and the rest of the world, the scenario shows broadly similar features, with growth accelerating in Year 1 before steadily returning toward trend by Year 3. Specifically in the US, GDP growth accelerates at a slightly faster pace than in Switzerland, although the US experiences a slightly less substantial improvement in the unemployment rate by Year 3. The degree of policy tightening is marginally greater over the scenario horizon and, as in Switzerland, long-term government bond yields rise more significantly than short-term rates, and to a greater degree.

The mild downside scenario is based on a monetary policy tightening assumption, implemented to deflate a potential asset price bubble, causing Swiss GDP to decline by almost 1% in the first year of the scenario. The unemployment rate rises to roughly 5%. Equity prices fall by more than 20% over three years, while house prices decline by 15% over the same period. The fall of the nominal asking rent index, which is cushioned by higher interest rates, is more moderate than the decline in house prices. Short-term interest rates rise significantly as a result of monetary tightening, as well as government bond yields. In this scenario, inflation in the US accelerates rapidly, leading to a sharp rise in short-term interest rates, with a similar development in Switzerland. GDP growth and house prices decline at a similar rate in the US and Switzerland. In the rest of the world, growth is also weighed down, particularly in more vulnerable emerging markets such as Russia, Turkey and Brazil, as interest rates and credit spreads rise sharply.

The severe downside scenario is modeled to mimic a severe recession caused by an event affecting Switzerland’s competitiveness in key export markets, with Swiss GDP shrinking almost 7% in the first year of the scenario. The severe recession results in a substantial increase in unemployment, which peaks at around 9%. Asset prices plummet, with the Swiss equity index falling more than 55% over three years, and house prices declining 27% over the same period. Policy and short-term interest rates remain low over the entire scenario horizon. US GDP and unemployment deteriorate by a lesser degree than in Switzerland, and while house and equity prices decline sharply, the effects are also less severe than in Switzerland. With more scope to cut rates than the Swiss National Bank, short-term rates fall in the US. In the rest of the world, growth also slows sharply, particularly in the eurozone and neighboring emerging markets, such as Turkey and Russia.

  Refer to Note 10 for more information

ECL measurement period at transition

As set out in Note 1a), for the majority of ECL-relevant instruments, the contractual maturity is used to calculate the measurement period, with this capped at 12 months when stage 1 ECL are required. In addition, for credit card limits and Swiss callable master credit facilities, judgment is required as UBS must determine the period over which it is exposed to credit risk. A seven-year period has been applied for credit cards and 12 months for master credit facilities. UBS’s ECL-relevant financial instruments have relatively short average maturities, which significantly contribute to the level of ECL on transition.

SICR determination at transition

The identification of instruments for which a significant increase in credit risk (SICR) has been determined since initial recognition, and the corresponding allocation to stage 2 at transition, generally follow the principles described in the relevant accounting policy provided in Note 1a). Furthermore, the following principles have been applied.

General: In estimating the retrospective lifetime PDs, the economic conditions over the relevant prior periods and the general significant uncertainty inherent in such approximation have been considered to determine the allocation of instruments to stage 2 at transition.

Real estate financing: The Basel III rating methodology applied to the majority of income-producing real estate financings within Personal & Corporate Banking, which is leveraged for IFRS 9 ECL calculations, was significantly changed in 2017. As a consequence, there is no comparable rating on origination to determine whether an SICR has arisen over time. As permitted by the IFRS 9 transition requirements, a lifetime ECL allowance has therefore been recognized for certain real estate financing positions and will continue to be recognized until the positions are derecognized.

Other portfolios, including private mortgages and commercial SME clients: The Basel III rating models for other key portfolios in Personal & Corporate Banking, in particular for private client mortgages and commercial clients in the small and medium-sized enterprise segment, have recently been subject to a major redesign. While the methodology remained essentially the same and the calibration to the portfolios’ average TTC PD value unchanged, the effect on the stage allocation is significant. This is due to the fact that the introduction of new models has led to a broader and different distribution of borrowers across the rating spectrum; while there was no material effect on those counterparties with an uplift in their rating, some of those that had a downward shift in their rating triggered the SICR threshold and a reclassification into stage 2 at transition.

UBS AG [Member]
Explanation Of First Time Adoption Of IFRS9 [Line Items]
Explanation Of Initial Application Of Impairment Requirements For Financial Instruments Explanatory

5) Transition to IFRS 9 as of 1 January 2018

Transition to classification and measurement requirements

As set out in the amended accounting policies in Note 1a, IFRS 9 requires all financial assets, except equity instruments and derivatives, to be classified at amortized cost, at fair value through other comprehensive income or at fair value through profit or loss (FVTPL), based on the business model for managing the respective assets and their contractual cash flow characteristics.

Changes resulting from the application of IFRS 9 classification and measurement requirements as of 1 January 2018 have been applied as follows:

  Determination of the business model was made based on facts and circumstances as of the 1 January 2018 transition date;
  De-designations and new designations of financial instruments at FVTPL, pursuant to transition requirements of IFRS 9, have been carried out as of 1 January 2018. These reassessments resulted in:

i. the de-designation of certain financial assets designated at FVTPL, as they are managed on a fair value basis, and therefore mandatorily measured at fair value, or are no longer managed on a fair value basis but held to collect the contractual cash flows and therefore measured at amortized cost; and

ii. the new designations of financial liabilities at FVTPL (e.g., brokerage payables) in order to achieve measurement consistency with associated financial assets that are mandatorily measured at FVTPL (e.g., brokerage receivables).

For UBS, the most significant IFRS 9 classification and measurement changes on transition to IFRS 9 were as follows:

  financial assets that no longer qualify for amortized cost accounting under IFRS 9 have been classified at FVTPL because their cash flow characteristics do not satisfy the solely payments of principal and interest criterion (e.g., auction rate securities and certain brokerage receivables);
  lending arrangements that no longer qualify for amortized cost accounting under IFRS 9 are classified at FVTPL because the business model within which they are managed does not have an objective to hold financial assets in order to collect the contractual cash flows or to collect contractual cash flows and sell (e.g., certain Investment Bank lending arrangements);
  equity instruments classified as available for sale under IAS 39 are classified at FVTPL under IFRS 9; and
  financial liabilities are newly designated under IFRS 9 at FVTPL, from amortized cost accounting, to align with conclusions reached for associated financial assets that will be measured at FVTPL (e.g., brokerage payables).

Effect on UBS Group income statement presentation

Upon adoption of IFRS 9, the reclassification of auction rate securities, certain loans in the Investment Bank, certain repurchase agreements and brokerage balances from amortized cost to FVTPL has resulted in the interest income from these instruments moving from Interest income (expense) from financial instruments measured at amortized cost to Interest income (expense) from financial instruments measured at fair value through profit or loss. These changes have been applied prospectively from 1 January 2018.

Effect on UBS Group statement of cash flows

Following the adoption of IFRS 9, changes have been made to the statement of cash flows to reflect the changes arising from financial instruments that have been reclassified on the balance sheet. In particular, cash flows from certain financial assets previously measured as available-for-sale assets at fair value through other comprehensive income have been reclassified from investing activities to operating activities as the assets are measured at fair value through profit or loss effective 1 January 2018.

Transition to expected credit loss requirements

As set out in the Group’s amended accounting policies in Note 1a), IFRS 9 introduced a forward-looking ECL approach, which is intended to result in an earlier recognition of credit losses compared with the incurred-loss impairment approach for financial instruments under IAS 39 and the loss-provisioning approach for financial guarantees and loan commitments under IAS 37, Provisions, Contingent Liabilities and Contingent Assets.

The majority of ECL calculated as of the transition date relate to the private and commercial mortgage portfolio and corporate lending in Switzerland within Personal & Corporate Banking.

Models at transition

For the purpose of implementing ECL under IFRS 9, UBS has leveraged existing Pillar 1 internal ratings-based (IRB) models that are also used in determining expected loss and risk-weighted assets under the Basel III framework and Pillar 2 stress loss models.

Existing models have been adapted and 29 new models have been developed for the ECL calculation that consider the complexity, structure and risk profile of relevant portfolios and take account of the fact that the probabilities of default (PD) and the loss given default (LGD) used in the ECL calculation are point-in-time-based as opposed to the corresponding Basel III TTC parameters. Management adjustments have also been made. UBS has leveraged its existing model risk framework, including the key model validation control executed by Model Risk Management & Control. New and revised models have been approved by UBS’s Group Model Governance Board.

The assignment of internal counterparty rating grades and the determination of default probabilities for the purposes of Basel III remain unchanged.

  Refer to “Credit risk models” in the “Risk management and control” section of this report for more information

Scenarios and scenario weights at transition

As outlined in Note 1a), UBS uses four different economic scenarios in the ECL calculation: an upside, a baseline, a mild downside and a severe downside scenario. ECL calculated on transition have been determined for each of the scenarios and subsequently weighted based on the probabilities in the table “Economic scenarios and weights applied.”

UBS has established IFRS 9 ECL Scenario and Operating Committees to propose and approve the selection of the scenarios and weights to be applied and to monitor whether appropriate governance exists.

Macroeconomic and other factors at transition

Assumptions around the most important forward-looking economic factors for Switzerland, the US and other regions as applied in each of the economic scenarios to determine ECL at the date of transition can be summarized as follows.

For the baseline scenario, which is modeled along our business plan assumptions of a continuation of overall important global growth, Swiss GDP growth remains between 1% and 2% annually over the three years of the scenario. Moderate growth results in a very mild increase of unemployment, which stabilizes at around 3.5%. Asset price growth is also moderate, with the Swiss equity price index rising by approximately 8% annually, while house prices grow by less than 1% annually. Policy rates, short-term interest rates and government bond yields increase very gradually over the three years of the scenario by approximately 50 basis points. GDP growth in the US remains relatively stable, and faster than in Switzerland. Monetary policy tightens at a similar pace to Switzerland and, combined with a modest decline in the unemployment rate, helps to keep inflation in check. US equity prices slightly underperform their Swiss counterparts, while house prices outperform relatively stagnant Swiss house price growth. In the rest of the world, growth remains buoyant, with moderating growth in both Europe and China contrasting with accelerating growth in other emerging markets.

In the upside scenario, which assumes GDP growth rising above trend in most countries with only a moderate rise in inflation and ongoing accommodative monetary policies, GDP growth in Switzerland peaks at around 5% annually. Strong growth leads to a decline in unemployment to very low levels (below 1%) by 2020. Asset prices grow at a robust pace, with equity prices increasing approximately 10% annually and house prices (single-family homes) rising approximately 4% annually. Policy and short-term interest rates remain low over the entire scenario, while government bond yields experience a sustained increase. In the US and the rest of the world, the scenario shows broadly similar features, with growth accelerating in Year 1 before steadily returning toward trend by Year 3. Specifically in the US, GDP growth accelerates at a slightly faster pace than in Switzerland, although the US experiences a slightly less substantial improvement in the unemployment rate by Year 3. The degree of policy tightening is marginally greater over the scenario horizon and, as in Switzerland, long-term government bond yields rise more significantly than short-term rates, and to a greater degree.

The mild downside scenario is based on a monetary policy tightening assumption, implemented to deflate a potential asset price bubble, causing Swiss GDP to decline by almost 1% in the first year of the scenario. The unemployment rate rises to roughly 5%. Equity prices fall by more than 20% over three years, while house prices decline by 15% over the same period. The fall of the nominal asking rent index, which is cushioned by higher interest rates, is more moderate than the decline in house prices. Short-term interest rates rise significantly as a result of monetary tightening, as well as government bond yields. In this scenario, inflation in the US accelerates rapidly, leading to a sharp rise in short-term interest rates, with a similar development in Switzerland. GDP growth and house prices decline at a similar rate in the US and Switzerland. In the rest of the world, growth is also weighed down, particularly in more vulnerable emerging markets such as Russia, Turkey and Brazil, as interest rates and credit spreads rise sharply.

The severe downside scenario is modeled to mimic a severe recession caused by an event affecting Switzerland’s competitiveness in key export markets, with Swiss GDP shrinking almost 7% in the first year of the scenario. The severe recession results in a substantial increase in unemployment, which peaks at around 9%. Asset prices plummet, with the Swiss equity index falling more than 55% over three years, and house prices declining 27% over the same period. Policy and short-term interest rates remain low over the entire scenario horizon. US GDP and unemployment deteriorate by a lesser degree than in Switzerland, and while house and equity prices decline sharply, the effects are also less severe than in Switzerland. With more scope to cut rates than the Swiss National Bank, short-term rates fall in the US. In the rest of the world, growth also slows sharply, particularly in the eurozone and neighboring emerging markets, such as Turkey and Russia.

  Refer to Note 10 for more information

ECL measurement period at transition

As set out in Note 1a), for the majority of ECL-relevant instruments, the contractual maturity is used to calculate the measurement period, with this capped at 12 months when stage 1 ECL are required. In addition, for credit card limits and Swiss callable master credit facilities, judgment is required as UBS must determine the period over which it is exposed to credit risk. A seven-year period has been applied for credit cards and 12 months for master credit facilities. UBS’s ECL-relevant financial instruments have relatively short average maturities, which significantly contribute to the level of ECL on transition.

SICR determination at transition

The identification of instruments for which a significant increase in credit risk (SICR) has been determined since initial recognition, and the corresponding allocation to stage 2 at transition, generally follow the principles described in the relevant accounting policy provided in Note 1a). Furthermore, the following principles have been applied.

General: In estimating the retrospective lifetime PDs, the economic conditions over the relevant prior periods and the general significant uncertainty inherent in such approximation have been considered to determine the allocation of instruments to stage 2 at transition.

Real estate financing: The Basel III rating methodology applied to the majority of income-producing real estate financings within Personal & Corporate Banking, which is leveraged for IFRS 9 ECL calculations, was significantly changed in 2017. As a consequence, there is no comparable rating on origination to determine whether an SICR has arisen over time. As permitted by the IFRS 9 transition requirements, a lifetime ECL allowance has therefore been recognized for certain real estate financing positions and will continue to be recognized until the positions are derecognized.

Other portfolios, including private mortgages and commercial SME clients: The Basel III rating models for other key portfolios in Personal & Corporate Banking, in particular for private client mortgages and commercial clients in the small and medium-sized enterprise segment, have recently been subject to a major redesign. While the methodology remained essentially the same and the calibration to the portfolios’ average TTC PD value unchanged, the effect on the stage allocation is significant. This is due to the fact that the introduction of new models has led to a broader and different distribution of borrowers across the rating spectrum; while there was no material effect on those counterparties with an uplift in their rating, some of those that had a downward shift in their rating triggered the SICR threshold and a reclassification into stage 2 at transition.